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[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

FEBRUARY 28, 2003
(UNAUDITED)

-  CREDIT SUISSE
GLOBAL TECHNOLOGY FUND

-  CREDIT SUISSE
GLOBAL HEALTH SCIENCES FUND

MORE COMPLETE INFORMATION ABOUT THE FUNDS, INCLUDING CHARGES AND EXPENSES IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

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THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR
REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF FEBRUARY 28, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUNDS SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE GLOBAL TECHNOLOGY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
February 28, 2003

                                                                  March 25, 2003

Dear Shareholder:

   We are writing to report on the results of the Credit Suisse Global Technology Fund(1) (the "Fund") for the six months ended February 28, 2003.

   At February 28, 2003, the net asset value ("NAV") of the Fund's Common Class and Class A shares was $17.77, compared to an NAV of $19.00 on August 31, 2002. As a result, the total return of the Common Class and Class A(2) shares (without the sales charge of 5.75%) had a loss of 6.47%. By comparison, the MSCI All Country World Free Growth Index(3) declined 7.55% during the same period.

   We attribute the Fund's outperformance of its benchmark primarily to our positioning in two sectors:

   - By far, the Fund's relative return benefited most from our stock selection in telecommunications. We held a group of telecom names that was well-diversified both geographically and between the primary subcategories of fixed-line and wireless. A number of them enjoyed robust returns after having been battered throughout much of 2002.

   - Our allocation to consumer discretionary companies also reaped the fruits of good stock selection. Most of these holdings were in big U.S. media-related names in broadcast and cable TV, radio and newspapers, and several fared especially well.

   The most negative contributions to the Fund's overall return came from stock selection in technology, particularly semiconductor-related companies whose near-term prospects appeared to deteriorate at various times in the period; and health care, in which our below-benchmark allocation suffered because the sector outperformed the benchmark.

   Viewed geographically, the portfolio was most successful in the U.S. (which offers investors the biggest and most diversified universe of technology-oriented stocks), Portugal, the U.K., the Netherlands, Germany and Mexico. Country-specific performance was least favorable in Japan, South Korea, Norway and Taiwan.

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   Thank you for your support, and please feel free to call upon us at any time if you have questions.

Sincerely yours,

Credit Suisse Asset Management, LLC


Scott T. Lewis                                Vincent J. McBride,
Co-Portfolio Manager                          Co-Portfolio Manager

David Lefkowitz,                              Naimish M. Shah,
Associate Portfolio Manager                   Associate Portfolio Manager

   NOTE: INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. SINCE THE FUND FOCUSES ITS INVESTMENTS ON COMPANIES INVOLVED IN TECHNOLOGY, AN INVESTMENT IN THE FUND MAY INVOLVE A GREATER DEGREE OF RISK THAN AN INVESTMENT IN OTHER MUTUAL FUNDS THAT INVEST IN A BROADER MIX OF ISSUERS.

                AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2003(1)

                                                               SINCE      INCEPTION
                                      1 YEAR    FIVE YEAR    INCEPTION       DATE
                                      ------    ---------    ---------    ---------
Common Class                          (31.86%)      (0.57%)       6.43%     12/4/96
Class A Without Sales Charge          (31.84%)          -       (33.21%)   11/30/01
Class A With Maximum Sales Charge     (35.76%)          -       (36.29%)   11/30/01

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

                                                               SINCE      INCEPTION
                                      1 YEAR    FIVE YEAR    INCEPTION       DATE
                                      ------    ---------    ---------    ---------
Common Class                          (36.04%)      (2.85%)       6.27%     12/4/96
Class A Without Sales Charge          (36.02%)          -       (31.70%)   11/30/01
Class A With Maximum Sales Charge     (39.71%)          -       (34.66%)   11/30/01

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A shares for the reporting period, based on offering price (with maximum initial sales charge of 5.75%), was -11.86%.
(3) The Morgan Stanley Capital International All Country World Free Growth Index is a market-capitalization-weighted index of growth companies (with high price-book-value securities) listed on stock exchanges in and outside of the U.S., and is compiled by Morgan Stanley Capital International, Inc. Investors cannot invest directly in an index.

CREDIT SUISSE GLOBAL HEALTH SCIENCES FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
February 28, 2003

                                                                  March 25, 2003

Dear Shareholder:

   For the six months ended February 28, 2003, the Common Class Shares of Credit Suisse Global Health Sciences Fund(1) (the "Fund") had a loss of 1.10%, vs. declines of 7.29% and 5.31%, respectively, for the S&P 500 Index(2) and the Morgan Stanley Capital International World Health Care Index(3). The Fund's Class A Shares(4) (without the sales charge of 5.75%) had a loss of 1.10% for the period.

   The period was a volatile and ultimately negative one for the world's stock markets. The main drivers of market activity were economic and geopolitical developments, most specifically the prospects for a U.S. led war on Iraq with regard to the latter. When the economic outlook appeared to improve, and war risks abated, stocks tended to rally, as was the case in October and November. But when the economic data softened, and war looked imminent, investors sold stocks in favor of cash or bonds. Against this backdrop, most sectors had negative results.

   The Fund had a loss for the period, though it outperformed its benchmarks. We attribute most of this to the Fund's emerging-pharmaceutical and biotech holdings, which were volatile but which outperformed the broader stock market as well as the health care group as a whole.

   We made no major changes to our strategies. With respect to subsector allocation, we maintained what we consider to be a diversified portfolio of health-care stocks. Consistent with our goal of capital appreciation, we continued to hold a number of biotech/emerging pharmaceutical names, emphasizing companies with FDA-approved products.

   We owned only a few major drug stocks, based on company-specific issues and our belief that smaller, generic-oriented, drug companies generally have more attractive valuations and earnings-growth prospects. Many of these companies in our view have healthy balance sheets and good cash flows, and we intend to maintain a significant exposure to these securities.

   Elsewhere of note, we maintained a smaller but still meaningful position in hospitals, a position that we believe gives the Fund some potentially beneficial diversification characteristics. Our outlook for the group remains favorable. First, in general, we think that, within health care, the service providers have the best revenue and earnings growth prospects for 2003. Also, we believe that publicly owned hospitals will continue to gain business from not-for-profit companies, which generally have weaker financial profiles. Government reimbursement risk, meanwhile, seems to us to be less of a threat to hospitals now. We believe that reimbursement rates should be stable over the near term, and we see no threat on the scale introduced by the Balanced Budget Act of 1997. All things considered, publicly owned hospitals might generate attractive growth over the next eighteen months in our view. Investors could deem such growth to be attractive, within an economy that we believe will grow only modestly going forward.

Credit Suisse Asset Management, LLC

Peter T. Wen                                  Scott T. Lewis
Co-Portfolio Manager                          Co-Portfolio Manager

Steve Putnam                                  Sherry Bertner Rabinowitz
Associate Portfolio Manager                   Associate Portfolio Manger

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. SINCE THE FUND FOCUSES ITS INVESTMENTS ON COMPANIES INVOLVED IN THE HEALTH SCIENCES, AN INVESTMENT IN THE FUND MAY INVOLVE A GREATER DEGREE OF RISK THAN AN INVESTMENT IN OTHER MUTUAL FUNDS THAT INVEST IN A BROADER MIX OF ISSUERS.

                AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2003(1)

                                                               SINCE      INCEPTION
                                      1 YEAR     5 YEAR      INCEPTION      DATE
                                      ------    ---------    ---------    ---------
Common Class                          (21.23%)       1.79%        7.43%    12/31/96
Class A Without Sales Charge          (21.23%)          -       (26.41%)   11/30/01
Class A With Maximum Sales Charge     (25.74%)          -       (29.83%)   11/30/01

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

                                                               SINCE      INCEPTION
                                      1 YEAR     5 YEAR      INCEPTION      DATE
                                      ------    ---------    ---------    ---------
Common Class                          (20.77%)       1.80%        8.04%    12/31/96
Class A Without Sales Charge          (20.77%)          -       (22.60%)   11/30/01
Class A With Maximum Sales Charge     (25.32%)          -       (25.97%)   11/30/01

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.
(3) The Morgan Stanley Capital International World Health Care Index is a sector-level equity index that consists of all securities in the developed markets that are classified under the Global Industry Classification Standard (GICS)(SM) health care sector. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.
(4) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was - 6.78%.

CREDIT SUISSE GLOBAL TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
February 28, 2003 (Unaudited)

                                                              NUMBER OF
                                                                SHARES        VALUE
                                                              ---------    -----------
COMMON STOCKS (100.0%)
AUSTRALIA (0.8%)
MEDIA (0.8%)
    News Corporation, Ltd. ADR                                   22,000    $   459,800
                                                                           -----------
TOTAL AUSTRALIA                                                                459,800
                                                                           -----------
BELGIUM (0.0%)
COMMUNICATIONS EQUIPMENT (0.0%)
    Telindus Group NV - Strip VVPR*                                 305              3
                                                                           -----------
TOTAL BELGIUM                                                                        3
                                                                           -----------
BERMUDA (1.5%)
INDUSTRIAL CONGLOMERATES (1.5%)
    Tyco International, Ltd.^                                    60,800        899,840
                                                                           -----------
TOTAL BERMUDA                                                                  899,840
                                                                           -----------
CANADA (1.2%)
COMPUTERS & PERIPHERALS (0.8%)
    ATI Technologies, Inc.*                                     118,000        457,840
                                                                           -----------
SOFTWARE (0.4%)
    Cognos, Inc.*                                                10,100        246,743
                                                                           -----------
TOTAL CANADA                                                                   704,583
                                                                           -----------
CHINA (1.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
    China Telecom Corporation, Ltd. ADR*                         33,450        612,804
                                                                           -----------
TOTAL CHINA                                                                    612,804
                                                                           -----------
FINLAND (2.2%)
COMMUNICATIONS EQUIPMENT (2.2%)
    Nokia Oyj                                                    64,900        867,370
    Nokia Oyj ADR                                                38,300        506,709
                                                                           -----------
                                                                             1,374,079
                                                                           -----------
TOTAL FINLAND                                                                1,374,079
                                                                           -----------
FRANCE (1.1%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
    France Telecom SA                                            29,400        651,491
                                                                           -----------
TOTAL FRANCE                                                                   651,491
                                                                           -----------
INDONESIA (1.7%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
    PT Telekomunikasi Indonesia ADR                             131,500      1,052,000
                                                                           -----------
TOTAL INDONESIA                                                              1,052,000
                                                                           -----------
ISRAEL (0.6%)
INTERNET SOFTWARE & SERVICES (0.6%)
    Check Point Software Technologies, Ltd.*                     24,000        356,880
                                                                           -----------
TOTAL ISRAEL                                                                   356,880
                                                                           -----------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                SHARES        VALUE
                                                              ---------    -----------
COMMON STOCKS (CONTINUED)
JAPAN (1.3%)
WIRELESS TELECOMMUNICATION SERVICES (1.3%)
    NTT DoCoMo, Inc.                                                436    $   822,398
                                                                           -----------
TOTAL JAPAN                                                                    822,398
                                                                           -----------
MEXICO (3.7%)
DIVERSIFIED TELECOMMUNICATION SERVICES (3.1%)
    Telefonos de Mexico SA de CV ADR                             64,620      1,878,504
                                                                           -----------
WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    America Movil SA de CV ADR                                   28,760        396,888
                                                                           -----------
TOTAL MEXICO                                                                 2,275,392
                                                                           -----------
NETHERLANDS (4.8%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
    Koninklijke (Royal) KPN NV*                                 168,777      1,118,733
                                                                           -----------
HOUSEHOLD DURABLES (1.7%)
    Koninklijke (Royal) Philips Electronics NV                   63,100      1,052,782
                                                                           -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.3%)
    ASML Holding NV*^                                           105,220        758,687
                                                                           -----------
TOTAL NETHERLANDS                                                            2,930,202
                                                                           -----------
NEW ZEALAND (0.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
    Telecom Corporation of New Zealand, Ltd.^                   122,200        286,350
                                                                           -----------
TOTAL NEW ZEALAND                                                              286,350
                                                                           -----------
NORWAY (0.5%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
    Tandberg ASA*                                                58,800        279,021
                                                                           -----------
TOTAL NORWAY                                                                   279,021
                                                                           -----------
PORTUGAL (3.9%)
WIRELESS TELECOMMUNICATION SERVICES (3.9%)
    Vodafone Telecel - Comunicacoes Pessoais, SA                260,700      2,396,780
                                                                           -----------
TOTAL PORTUGAL                                                               2,396,780
                                                                           -----------
SOUTH KOREA (3.3%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.3%)
    Samsung Electronics Company, Ltd.                             8,600      2,013,739
                                                                           -----------
TOTAL SOUTH KOREA                                                            2,013,739
                                                                           -----------
TAIWAN (2.9%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.9%)
    Taiwan Semiconductor Manufacturing Company, Ltd. ADR        168,800      1,196,792
    United Microelectronics Corp.                             1,044,042        591,874
                                                                           -----------
                                                                             1,788,666
                                                                           -----------
TOTAL TAIWAN                                                                 1,788,666
                                                                           -----------

                 See Accompanying Notes to Financial Statements.

                                                              NUMBER OF
                                                                SHARES        VALUE
                                                              ---------    -----------
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (3.2%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
    BT Group PLC                                                183,300    $   472,051
                                                                           -----------
WIRELESS TELECOMMUNICATION SERVICES (2.4%)
    Vodafone Group PLC                                          833,600      1,493,542
                                                                           -----------
TOTAL UNITED KINGDOM                                                         1,965,593
                                                                           -----------
UNITED STATES (65.8%)
AEROSPACE & DEFENSE (5.1%)
    Alliant Techsystems, Inc.*                                   16,000        772,800
    L-3 Communications Holdings, Inc.*                           34,000      1,228,080
    Lockheed Martin Corp.                                         7,000        320,040
    United Technologies Corp.                                    13,500        790,830
                                                                           -----------
                                                                             3,111,750
                                                                           -----------
COMMUNICATIONS EQUIPMENT (6.2%)
    Cisco Systems, Inc.*                                        137,525      1,922,600
    Comverse Technology, Inc.*                                   61,930        631,686
    Motorola, Inc.                                               67,200        565,824
    QUALCOMM, Inc.                                               18,500        639,730
                                                                           -----------
                                                                             3,759,840
                                                                           -----------
COMPUTERS & PERIPHERALS (3.6%)
    Apple Computer, Inc.*                                        25,000        375,250
    Dell Computer Corp.*                                         48,000      1,294,080
    Hewlett-Packard Co.                                          34,732        550,502
                                                                           -----------
                                                                             2,219,832
                                                                           -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
    AT&T Corp.                                                    7,820        144,983
    SBC Communications, Inc.                                     15,500        322,400
    Time Warner Telecom, Inc. Class A*                          179,000        585,330
                                                                           -----------
                                                                             1,052,713
                                                                           -----------
ELECTRICAL EQUIPMENT (2.6%)
    Harris Corp.                                                 53,100      1,590,876
                                                                           -----------
HEALTHCARE EQUIPMENT & SUPPLIES (5.3%)
    Arrow International, Inc.                                    12,000        488,148
    Biomet, Inc.                                                 44,000      1,330,120
    Medtronic, Inc.                                              31,500      1,408,050
                                                                           -----------
                                                                             3,226,318
                                                                           -----------
HOUSEHOLD DURABLES (0.7%)
    Garmin, Ltd.*                                                12,000        400,320
                                                                           -----------
INTERNET & CATALOG RETAIL (0.5%)
    eBay, Inc.*                                                   3,500        274,470
                                                                           -----------
INTERNET SOFTWARE & SERVICES (0.8%)
    VeriSign, Inc.*                                              65,500        505,005
                                                                           -----------

                 See Accompanying Notes to Financial Statements.

                                                              NUMBER OF
                                                                SHARES        VALUE
                                                              ---------    -----------
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
IT CONSULTING & SERVICES (0.5%)
    The Titan Corp.*                                             40,000    $   318,000
                                                                           -----------
MACHINERY (1.4%)
    SPX Corp.*                                                   24,200        880,396
                                                                           -----------
MEDIA (14.5%)
    AOL Time Warner, Inc.*                                       49,433        559,582
    Clear Channel Communications, Inc.*                          48,100      1,756,131
    Comcast Corp. Class A*                                       12,648        369,574
    Comcast Corp. Special Class A*                               29,000        814,610
    Cox Radio, Inc. Class A*                                     34,500        738,300
    Gannett Company, Inc.                                        10,500        757,785
    Liberty Media Corp. Class A*                                250,000      2,297,500
    Metro-Goldwyn-Mayer, Inc.*                                   30,800        308,308
    Viacom, Inc. Class B*                                        33,500      1,243,855
                                                                           -----------
                                                                             8,845,645
                                                                           -----------
PHARMACEUTICALS (1.0%)
    Andrx Corp.*                                                 52,000        605,800
                                                                           -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (5.7%)
    Analog Devices, Inc.*                                        12,600        367,416
    Intel Corp.                                                 101,000      1,742,250
    Linear Technology Corp.                                       7,100        217,757
    Micron Technology, Inc.*                                     93,300        745,467
    Teradyne, Inc.*                                              32,000        370,880
                                                                           -----------
                                                                             3,443,770
                                                                           -----------
SOFTWARE (16.2%)
    Activision, Inc.*                                            28,000        417,200
    Adobe Systems, Inc.                                          42,000      1,155,000
    BMC Software, Inc.*                                          20,000        388,000
    Electronic Arts, Inc.*                                       17,900        945,120
    J. D. Edwards & Co.*                                         96,500      1,157,035
    Microsoft Corp.                                              94,250      2,233,725
    Network Associates, Inc.*                                    47,000        695,600
    Oracle Corp.*                                               100,000      1,196,000
    Take-Two Interactive Software, Inc.*,^                       33,500        700,485
    THQ, Inc.*,^                                                 17,500        213,675
    VERITAS Software Corp.*                                      45,875        781,251
                                                                           -----------
                                                                             9,883,091
                                                                           -----------
TOTAL UNITED STATES                                                         40,117,826
                                                                           -----------

TOTAL COMMON STOCKS (Cost $84,499,342)                                      60,987,447
                                                                           -----------

                 See Accompanying Notes to Financial Statements.

                                                              NUMBER OF
                                                                SHARES        VALUE
                                                              ---------    -----------
RIGHTS (0.0%)
THAILAND (0.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%), expires
    March 2003
    TelecomAsia Corp. Public Company, Ltd.*++ (Cost $0)       1,599,978    $    21,149
                                                                           -----------
TOTAL THAILAND                                                                  21,149
                                                                           -----------
SHORT-TERM INVESTMENTS (5.9%)
    AIM Institutional Fund - Liquid Asset Portfolio^^
      (Cost $2,506,706)                                       2,506,706      2,506,706

                                                                 PAR
                                                                (000)
                                                                -----
    State Street Bank and Trust Co. Euro Time Deposit, 1.188%,
      3/03/03
    (Cost $1,092,000)                                         $   1,092      1,092,000
                                                                           -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $3,598,706)                               3,598,706
                                                                           -----------
TOTAL INVESTMENTS AT VALUE (105.9%) (Cost $88,098,048)                      64,607,302

LIABILITIES IN EXCESS OF OTHER ASSETS (-5.9%)                               (3,624,752)
                                                                           -----------

NET ASSETS (100.0%)                                                        $60,982,550
                                                                           ===========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

----------
 *      Non-income producing security.
++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by or under the direction of the Board of Directors.
 ^      Security or portion thereof is out on loan.
^^ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HEALTH SCIENCES FUND
SCHEDULE OF INVESTMENTS
February 28, 2003 (Unaudited)

                                                              NUMBER OF
                                                                SHARES        VALUE
                                                              ---------    -----------
COMMON STOCKS (100.0%)
ISRAEL (1.8%)
PHARMACEUTICALS (1.8%)
    Teva Pharmaceutical Industries, Ltd. ADR                     19,200    $   725,376
                                                                           -----------
TOTAL ISRAEL                                                                   725,376
                                                                           -----------
UNITED KINGDOM (2.9%)
PHARMACEUTICALS (2.9%)
    Galen Holdings PLC ADR                                       21,500        476,655
    Shire Pharmaceuticals Group PLC ADR*                         41,200        648,117
                                                                           -----------
                                                                             1,124,772
                                                                           -----------
TOTAL UNITED KINGDOM                                                         1,124,772
                                                                           -----------
UNITED STATES (95.3%)
BIOTECHNOLOGY (22.4%)
    Affymetrix, Inc.*                                            95,500      2,521,200
    Amgen, Inc.*                                                 22,700      1,240,328
    Applera Corp. - Celera Genomics Group*                       72,600        598,950
    Cubist Pharmaceuticals, Inc.*                                22,300        183,306
    IDEC Pharmaceuticals Corp.*                                  46,900      1,348,375
    Invitrogen Corp.*                                            29,400        912,576
    Medarex, Inc.*                                               59,400        165,726
    Medimmune, Inc.*                                             33,800      1,014,338
    OSI Pharmaceuticals, Inc.*                                   13,900        205,442
    Protein Design Labs, Inc.*                                   50,300        384,795
    Transkaryotic Therapies, Inc.*                               47,500        237,975
                                                                           -----------
                                                                             8,813,011
                                                                           -----------
HEALTHCARE EQUIPMENT & SUPPLIES (9.9%)
    Biomet, Inc.                                                 18,200        550,186
    Fisher Scientific International, Inc.*                       26,700        767,091
    Medtronic, Inc.                                              36,100      1,613,670
    Respironics, Inc.*                                           20,200        627,210
    Therasense, Inc.*                                            38,600        334,276
                                                                           -----------
                                                                             3,892,433
                                                                           -----------
HEALTHCARE PROVIDERS & SERVICES (27.8%)
    AdvancePCS*                                                  18,000        503,100
    AmerisourceBergen Corp.                                      11,100        610,500
    Anthem, Inc.*                                                30,800      1,835,988
    Caremark Rx, Inc.*                                           28,200        492,372
    Community Health Systems, Inc.*                              29,800        558,750
    Express Scripts, Inc.*                                       22,800      1,179,216
    HCA, Inc.                                                    13,300        548,492
    Health Management Associates, Inc. Class A                   38,700        693,504
    Laboratory Corporation of America Holdings*                  20,952        581,837
    LifePoint Hospitals, Inc.*                                   44,200        937,040
    Omnicare, Inc.                                               35,700        902,496
    Quest Diagnostics, Inc.*                                     12,800        675,328
    Select Medical Corp.*                                        29,700        395,010

                 See Accompanying Notes to Financial Statements.

                                                              NUMBER OF
                                                                SHARES        VALUE
                                                              ---------    -----------
COMMON STOCKS (CONCLUDED)
UNITED STATES (CONCLUDED)
HEALTHCARE PROVIDERS & SERVICES (concluded)
    WebMD Corp.*                                                104,500    $ 1,002,155
                                                                           -----------
                                                                            10,915,788
                                                                           -----------
IT CONSULTING & SERVICES (2.2%)
    Priority Healthcare Corp. Class B*                           38,600        873,132
                                                                           -----------
PHARMACEUTICALS (33.0%)
    Andrx Corp.*                                                 41,900        488,135
    CollaGenex Pharmaceuticals, Inc.*                            64,400        583,464
    Johnson & Johnson                                            28,412      1,490,209
    King Pharmaceuticals, Inc.*                                  98,249      1,645,671
    Mylan Laboratories, Inc.                                     50,100      1,430,355
    Pfizer, Inc.                                                 36,425      1,086,194
    Pharmacia Corp.                                              39,297      1,623,752
    Scios, Inc.*                                                 38,400      1,675,776
    Sepracor, Inc.*                                              70,200        867,672
    SICOR, Inc.*                                                 91,400      1,356,376
    Watson Pharmaceuticals, Inc.*                                 8,600        265,998
    Wyeth                                                        13,700        482,925
                                                                           -----------
                                                                            12,996,527
                                                                           -----------
TOTAL UNITED STATES                                                         37,490,891
                                                                           -----------
TOTAL COMMON STOCKS (Cost $44,576,399)                                      39,341,039
                                                                           -----------
                                                                PAR
                                                               (000)
                                                               -----
SHORT-TERM INVESTMENT (0.3%)
    State Street Bank and Trust Co. Euro Time Deposit, 1.188%,
    3/03/03
    (Cost $131,000)                                             $   131        131,000
                                                                           -----------
TOTAL INVESTMENTS AT VALUE (100.3%) (Cost $44,707,399)                      39,472,039

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)                                 (113,888)
                                                                           -----------
NET ASSETS (100.0%)                                                        $39,358,151
                                                                           ===========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

----------
*  Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2003 (Unaudited)

                                                                   GLOBAL        GLOBAL HEALTH
                                                               TECHNOLOGY FUND   SCIENCES FUND
                                                               ---------------   -------------
ASSETS
    Investments at value, including collateral for securities
      on loan of $2,506,706, $0, respectively
      (Cost $88,098,048, $44,707,399, respectively) (Note 1)   $   64,607,3021   $  39,472,039
    Cash                                                                   807             403
    Foreign currency at value (cost $45, $0, respectively)                  42              --
    Dividend and interest receivable                                    20,057          16,017
    Receivable for fund shares sold                                     18,078           2,915
    Receivable from investment adviser (Note 2)                             --           1,160
    Prepaid expenses and other assets                                   22,981          21,166
                                                               ---------------   -------------
      Total Assets                                                  64,669,267      39,513,700
                                                               ---------------   -------------
LIABILITIES
    Advisory fee payable (Note 2)                                       53,459              --
    Administrative services fee payable (Note 2)                         8,091           6,557
    Payable upon return of securities loaned (Note 1)                2,506,706              --
    Payable for investments purchased                                  854,599              --
    Payable for fund shares redeemed                                    61,559          36,854
    Distribution fee payable (Note 2)                                   11,771           7,450
    Directors' fee payable                                               2,625           1,515
    Other accrued expenses payable                                     187,907         103,173
                                                               ---------------   -------------
      Total Liabilities                                              3,686,717         155,549
                                                               ---------------   -------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                             3,432           2,923
    Paid-in capital                                                318,073,261      49,780,272
    Accumulated net investment loss                                   (474,803)       (266,911)
    Accumulated net realized loss on investments
      and foreign currency translations                           (233,123,626)     (4,923,051)
    Net unrealized depreciation from investments
      and foreign currency translations                            (23,495,714)     (5,235,082)
                                                               ---------------   -------------
      Net Assets                                               $    60,982,550   $  39,358,151
                                                               ===============   =============
COMMON SHARES
    Net assets                                                 $    60,099,948   $  39,264,118
    Shares outstanding                                               3,381,902       2,915,531
                                                               ---------------   -------------
    Net asset value, offering price, and redemption price per
      share                                                    $         17.77   $       13.47
                                                               ===============   =============
A SHARES
    Net assets                                                 $       882,602   $      94,033
    Shares outstanding                                                  49,672           6,982
                                                               ---------------   -------------
    Net asset value and redemption price per share                      $17.77   $       13.47
                                                               ===============   =============
    Maximum offering price per share
      (net asset value/(1-5.75%))                              $         18.85   $       14.29
                                                               ===============   =============

----------
(1) Including $2,384,373 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2003 (Unaudited)

                                                                   GLOBAL        GLOBAL HEALTH
                                                               TECHNOLOGY FUND   SCIENCES FUND
                                                               ---------------   -------------
INVESTMENT INCOME (Note 1)
    Dividends                                                  $       135,450   $      63,981
    Interest                                                             8,150           2,037
    Securities lending                                                   7,756              --
    Foreign taxes withheld                                              (6,610)           (714)
                                                               ---------------   -------------
      Total investment income                                          144,746          65,304
                                                               ---------------   -------------
EXPENSES
    Investment advisory fees (Note 2)                                  332,643         208,934
    Administrative services fees (Note 2)                               38,439          34,420
    Distribution fees (Note 2)                                          83,161          52,234
    Transfer agent fees (Note 2)                                       246,953          94,397
    Printing fees (Note 2)                                              56,084          48,436
    Legal fees                                                          26,727          34,435
    Registration fees                                                   20,662          20,407
    Custodian fees                                                      18,917           2,943
    Audit fees                                                          10,978           1,317
    Directors' fees                                                      5,823           4,741
    Insurance expense                                                    3,192           3,134
    Interest expense                                                       837             465
    Miscellaneous expense                                                   56           2,310
                                                               ---------------   -------------
      Total expenses                                                   844,472         508,173
    Less: fees waived (Note 2)                                        (295,615)       (175,958)
                                                               ---------------   -------------
      Net expenses                                                     548,857         332,215
                                                               ---------------   -------------
       Net investment loss                                            (404,111)       (266,911)
                                                               ---------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                             (13,961,742)    (1,876,496)
    Net realized loss on foreign currency transactions                  (6,586)             --
    Net change in unrealized appreciation (depreciation) from
      investments                                                    9,898,261       1,667,446
    Net change in unrealized appreciation (depreciation) from
      foreign currency translations                                    (60,127)            119
                                                               ---------------   -------------
    Net realized and unrealized loss from investments
      and foreign currency related items                            (4,130,194)       (208,931)
                                                               ---------------   -------------
    Net decrease in net assets resulting from operations       $    (4,534,305)  $    (475,842)
                                                               ===============   =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          GLOBAL TECHNOLOGY FUND
                                                                                   -------------------------------------
                                                                                   FOR THE SIX MONTHS
                                                                                         ENDED            FOR THE YEAR
                                                                                   FEBRUARY 28, 2003           ENDED
                                                                                      (UNAUDITED)        AUGUST 31, 2002
                                                                                   ------------------    ---------------
FROM OPERATIONS
  Net investment loss                                                              $         (404,111)   $    (1,021,530)
  Net realized gain (loss) from investments and foreign currency transactions             (13,968,328)       (88,225,291)
  Net change in unrealized appreciation (depreciation) from investments and
    foreign currency translations                                                           9,838,134         38,485,777
                                                                                   ------------------    ---------------
    Net decrease in net assets resulting from operations                                   (4,534,305)       (50,761,044)
                                                                                   ------------------    ---------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                              3,916,620         43,813,941
  Shares exchanged due to merger                                                                   --          7,288,417
  Net asset value of shares redeemed                                                      (11,062,188)       (75,183,945)
                                                                                   ------------------    ---------------
    Net decrease in net assets from capital share transactions                             (7,145,568)       (24,081,587)
                                                                                   ------------------    ---------------
  Net decrease in net assets                                                              (11,679,873)       (74,842,631)
NET ASSETS

  Beginning of period                                                                      72,662,423        147,505,054
                                                                                   ------------------    ---------------
  End of period                                                                    $       60,982,550    $    72,662,423
                                                                                   ==================    ===============
  ACCUMULATED NET INVESTMENT LOSS                                                  $         (474,803)   $       (70,692)
                                                                                   ==================    ===============

                 See Accompanying Notes to Financial Statements.

                                                                                        GLOBAL HEALTH SCIENCES FUND
                                                                                   -------------------------------------
                                                                                   FOR THE SIX MONTHS
                                                                                         ENDED            FOR THE YEAR
                                                                                   FEBRUARY 28, 2003          ENDED
                                                                                       (UNAUDITED)       AUGUST 31, 2002
                                                                                   ------------------    ---------------
FROM OPERATIONS
  Net investment loss                                                              $         (266,911)   $      (977,229)
  Net realized gain (loss) from investments and foreign currency transactions              (1,876,496)         2,371,402
  Net change in unrealized appreciation (depreciation) from investments and
    foreign currency translations                                                           1,667,565        (21,722,994)
                                                                                   ------------------    ---------------
    Net decrease in net assets resulting from operations                                     (475,842)       (20,328,821)
                                                                                   ------------------    ---------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                                934,752         20,189,724
  Shares exchanged due to merger                                                                   --                 --
  Net asset value of shares redeemed                                                       (5,615,949)       (56,446,309)
                                                                                   ------------------    ---------------
    Net decrease in net assets from capital share transactions                             (4,681,197)       (36,256,585)
                                                                                   ------------------    ---------------
  Net decrease in net assets                                                               (5,157,039)       (56,585,406)
NET ASSETS

  Beginning of period                                                                      44,515,190        101,100,596
                                                                                   ------------------    ---------------
  End of period                                                                    $       39,358,151    $    44,515,190
                                                                                   ==================    ===============
  ACCUMULATED NET INVESTMENT LOSS                                                  $         (266,911)   $            --
                                                                                   ==================    ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                             FOR THE SIX MONTHS
                                                  ENDED
                                             FEBRUARY 28, 2003                         FOR THE YEAR ENDED AUGUST 31,
                                                (UNAUDITED)             2002        2001          2000         1999        1998
                                             ------------------        -------    ---------     ---------    ---------    --------
PER SHARE DATA
  Net asset value, beginning of period       $            19.00        $ 29.11    $   69.11     $   41.22    $   20.54    $  17.30
                                             ------------------        -------    ---------     ---------    ---------    --------
INVESTMENT OPERATIONS
  Net investment loss                                     (0.11)(1)      (0.28)(1)    (0.75)        (0.44)       (0.04)      (0.01)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                        (1.12)         (9.83)      (36.86)        29.56        23.56        4.29
                                             ------------------        -------    ---------     ---------    ---------    --------
      Total from investment operations                    (1.23)        (10.11)      (37.61)        29.12        23.52        4.28
                                             ------------------        -------    ---------     ---------    ---------    --------

LESS DISTRIBUTIONS
  Distributions from net realized gains                      --             --        (2.39)        (1.23)       (2.84)      (1.04)
                                             ------------------        -------    ---------     ---------    ---------    --------
NET ASSET VALUE, END OF PERIOD               $            17.77        $ 19.00    $   29.11     $   69.11    $   41.22    $  20.54
                                             ==================        =======    =========     =========    =========    ========
      Total return(2)                                     (6.47)%       (34.73)%     (55.72)%       70.99%      120.73%      25.38%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)   $           60,100        $71,473    $ 147,504     $ 471,455    $  65,165    $    718
    Ratio of expenses to average net assets                1.65%(3),(4)   1.65%(3)     1.67%(3)      1.66%(3)     1.65%       1.65%
    Ratio of net investment loss to average
      net assets                                          (1.21)%(4)     (0.90)%      (1.14)%       (0.89)%      (0.35)%     (0.03)%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                       0.89%(4)       0.51%        0.15%         0.11%        0.87%       5.21%
  Portfolio turnover rate                                    21%            68%         100%          143%         203%        169%

----------
(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the net expense ratio by .00%, .02%, and .02% for the years ended August 31, 2002, 2001, and 2000, respectively. The operating expense ratio after reflecting these arrangements was 1.65%, 1.65%, and 1.64% for the years ended August 31, 2002, 2001, and 2000, respectively. For the six months ended February 28, 2003, there were no transfer agent credits.

(4) Annualized

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                                   FOR THE SIX MONTHS    FOR THE PERIOD
                                                                                         ENDED                ENDED
                                                                                    FEBRUARY 28, 2003       AUGUST 31,
                                                                                       (UNAUDITED)            2002(1)
                                                                                   ------------------    ---------------
PER SHARE DATA
  Net asset value, beginning of period                                             $            19.00    $         29.42
                                                                                   ------------------    ---------------
INVESTMENT OPERATIONS
  Net investment loss(2)                                                                        (0.11)             (0.17)
  Net loss on investments and foreign currency related items
    (both realized and unrealized)                                                              (1.12)            (10.25)
                                                                                   ------------------    ---------------
      Total from investment operations                                                          (1.23)            (10.42)
                                                                                   ------------------    ---------------
NET ASSET VALUE, END OF PERIOD                                                     $            17.77    $         19.00
                                                                                   ==================    ===============
      Total return(3)                                                                           (6.47)%           (35.42)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                         $              883    $         1,190
    Ratio of expenses to average net assets(4),(5)                                               1.65%              1.65%
    Ratio of net investment loss to average
       net assets(5)                                                                            (1.21)%            (1.03)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements(5)                                                    0.89%              0.76%
    Portfolio turnover rate                                                                        21%                68%

----------
(1) For the period November 30, 2001 (inception date) through August 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements had no effect on the Fund's expense ratio.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HEALTH SCIENCES FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period

                                                FOR THE SIX                    FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                                MONTHS ENDED                       AUGUST 31,                     OCTOBER 31,
                                             FEBRUARY 28, 2003         ----------------------------------    ---------------------
                                                (UNAUDITED)              2002       2001        2000(1)        1999       1998
                                             ------------------        -------    --------     ---------     --------  ---------
PER SHARE DATA
  Net asset value, beginning of period         $        13.62      $   18.85    $    23.95     $   14.92      $  14.41  $   12.22
                                               --------------      ---------    ----------     ---------      --------  ---------
INVESTMENT OPERATIONS
  Net investment loss                                   (0.09)(2)      (0.23)(2)     (0.10)        (0.08)        (0.13)     (0.06)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                      (0.06)         (5.00)        (3.08)         9.11          0.64       2.97
                                               --------------      ---------    ----------     ---------      --------  ---------
      Total from investment operations                  (0.15)         (5.23)        (3.18)         9.03          0.51       2.91
                                               --------------      ---------    ----------     ---------      --------  ---------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                     --             --            --            --            --      (0.04)
  Distributions from net realized gains                    --             --         (1.92)           --            --      (0.68)
                                               --------------      ---------    ----------     ---------      --------  ---------
      Total dividends and distributions                    --             --         (1.92)           --            --      (0.72)
                                               --------------      ---------    ----------     ---------      --------  ---------
NET ASSET VALUE, END OF PERIOD                 $        13.47      $   13.62    $    18.85     $   23.95      $  14.92  $   14.41
                                               ==============      =========    ==========     =========      ========  =========
      Total return(3)                                   (1.10)%       (27.75)%      (14.44)%       60.52%         3.54%     25.25%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)     $       39,264      $  44,484    $  101,101     $  90,801      $ 47,574  $  64,336
    Ratio of expenses to average net assets(4)           1.59%(5)       1.59%         1.60%         1.61%(5)      1.59%      1.59%
    Ratio of net investment income (loss)
      to average net assets                             (1.28)%(5)     (1.30)%       (1.05)%       (0.94)%(5)     0.62%     (0.58)%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                     0.84%(5)       0.56%         0.26%         0.28%(5)      0.29%      0.38%
  Portfolio turnover rate                                  11%            67%           35%          106%          146%        63%

----------
(1) Effective May 1, 2000, Global Health Sciences Fund changed its fiscal and tax year ends from October 31st to August 31st.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the net expense ratio by .00% and .01% for the years ended August 31, 2002 and 2001, respectively, and .02% annualized for the period November 1, 1999 to August 31, 2000. These arrangements had no effect on the Fund's expense ratios for previous periods. The operating expense ratio after reflecting these arrangements was 1.59% for the years ended August 31, 2002 and 2001, respectively, and 1.59% annualized for the period November 1, 1999 to August 31, 2000. For the six months ended February 28, 2003, there were no transfer agent credits.

(5) Annualized

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HEALTH SCIENCES FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                FOR THE SIX MONTHS
                                                                      ENDED            FOR THE PERIOD
                                                                 FEBRUARY 28, 2003          ENDED
                                                                    (UNAUDITED)       AUGUST 31, 2002(1)
                                                                -------------------   ------------------
PER SHARE DATA
  Net asset value, beginning of period                            $    13.62            $    19.76
                                                                  ----------            ----------
INVESTMENT OPERATIONS
  Net investment loss(2)                                               (0.09)                (0.14)
  Net loss on investments and foreign currency related items
    (both realized and unrealized)                                     (0.06)                (6.00)
                                                                  ----------            ----------
      Total from investment operations                                 (0.15)                (6.14)
                                                                  ----------            ----------
NET ASSET VALUE, END OF PERIOD                                    $    13.47            $    13.62
                                                                  ==========            ==========
      Total return(3)                                                  (1.10)%              (31.07)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                        $       94            $       31
    Ratio of expenses to average net assets(4),(5)                      1.59%                 1.59%
    Ratio of net investment loss to average net assets(5)              (1.26)%               (1.32)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements(5)                           0.85%                 1.24%
  Portfolio turnover rate                                                 11%                   67%

----------
(1)  For the period November 30, 2001 (inception date) through August 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes on share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for period less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements had no effect on the Fund's expense ratio.

(5)  Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Funds covered in this report are Credit Suisse Global Technology Fund, Inc. ("Global Technology") and Credit Suisse Global Health Sciences Fund, Inc. ("Global Health Sciences"), (each, a "Fund" and collectively, the "Funds"), which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as non-diversified open-end management investment companies. Global Technology and Global Health Sciences Funds were incorporated under the laws of the State of Maryland on July 31, 1998 and October 24, 1996, respectively.

   Investment objectives for each Fund are as follows: Global Technology seeks long-term capital appreciation; Global Health Sciences seeks capital appreciation.

   Global Technology is authorized to offer four classes of shares: Common Class, Institutional Class, Advisor Class and Class A, although only Common Class and Class A shares are offered. Global Health Sciences is authorized to issue three classes of shares: Common Class, Advisor Class, and Class A, although only Common Class and Class A shares are being offered. Effective December 12, 2001, the Funds closed the Common Class shares to new investors. Common Class shares for each Fund bear expenses paid pursuant to a distribution agreement at an annual rate of .25% of the average daily net assets of each Fund's Common Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and bear expenses paid pursuant to a plan of distribution at an annual rate of .25% of the average daily net assets of each Fund's Class A shares. In addition, the Common Class and Class A shares bear co-administration fees.

   Effective as of the close of business on April 26, 2002 the Global Technology Fund acquired all of the net assets of the Credit Suisse Technology Fund ("Technology Fund") in a tax-free exchange of shares. The shares exchanged were 221,743 shares of the Common Class shares of Global Technology (valued at $5,507,646) for 1,495,563 shares of the Common Class of the Technology Fund, 34,693 shares of Class A shares of Global Technology (valued at $861,096) for 235,172 shares of the Class A shares of the Technology Fund, 24,002 shares of Class A shares of Global Technology (valued at $595,518) for 162,261 shares of the Class B Shares of the Technology Fund, 13,068 shares of Class A shares of Global Technology (valued at $324,157) for 89,071 shares of the Class A Shares of the Technology Fund. The aggregate net assets of Technology and Global Technology immediately before the acquisition were $7,288,417 which included ($8,507,702) of unrealized depreciation and $99,665,575 respectively, and the combined net assets of the Global Technology after the acquisition were $106,953,992.

   A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. Each Fund's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, equity investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board of Directors determines that using this method would not reflect an investment's fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Funds' custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- Each Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. Each Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At February 28, 2003, the Funds had no open forward foreign currency contracts.

   I) SHORT SALES -- When the Fund's investment adviser believes that a security is overvalued, it may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of the short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces such security. The Fund will realize a gain if there is a decline in the price of the security between those dates, if the decline exceeds the cost of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it has sold a security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold. Until a Fund replaces a borrowed security, it will maintain at all times cash or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with the broker, a Fund may not receive any payments (including interest) on collateral deposited with them. A Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 10% of the value of its net assets.

   J) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by Global Technology with respect to such loans at February 28, 2003 was as follows:

              MARKET VALUE OF                           VALUE OF
             SECURITIES LOANED                     COLLATERAL RECEIVED
             -----------------                     -------------------
               $    2,384,373                         $    2,506,706

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, is engaged by Global Technology and Global Health Sciences to act as the Funds' securities lending agent. CSFB has agreed to charge the Funds fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

   For the six months ended February 28, 2003, Global Technology earned $7,756 from securities lending transactions and Global Health Sciences had no earnings.

   K) OTHER -- The Funds may invest in securities of foreign countries and governments, which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or gains are earned.

   The Funds invest a high percentage of their assets in specific sectors of the market, especially technology and health sciences. As a result, the financial, economic, business and political developments in a particular sector of the market, positive or negative, have a greater impact on each Fund's net asset value and will cause its shares to fluctuate more than if the fund did not concentrate its investments in a particular sector. Each fund under normal market conditions, invests at least 80% of their net assets, plus borrowings for investment purposes, in a group of related industries within the technology and health sciences sectors, as applicable, of the market.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Funds. For its investment advisory services, CSAM is entitled to receive a fee from each Fund at an annual rate of 1.00% of its average daily net assets. For the six months ended

February 28, 2003, investment advisory fees earned and voluntarily waived for each Fund were as follows:

                                  GROSS                       NET
                                 ADVISORY                   ADVISORY      EXPENSE
     FUND                          FEE         WAIVER         FEE      REIMBURSEMENTS
     ----                       ---------   ------------   ---------   --------------
     Global Technology          $ 332,643   $   (295,615)  $  37,028     $    --
     Global Health Sciences       208,934       (175,958)     32,976          --

   During the period covered by this report, management determined that the Global Technology Fund's advisory contract had lapsed due to an administrative error. CSAM is taking all necessary steps to remedy this error, including obtaining Board approval and seeking shareholder approval of retention or payment of fees paid or payable to CSAM during the period the contract had lapsed and of a new contract on the same terms as in the lapsed contract. Disclosure in these financial statements related to or dependent upon CSAM's advisory fees have been set forth assuming that this remedial action has been taken.

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K.") and Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") each an affiliate of CSAM, are sub-investment advisers to each Fund. CSAM Ltd. U.K. and CSAM Ltd. Japan's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Funds.

   Effective October 9, 2002, Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia"), an affiliate of CSAM, became a sub-investment adviser to each Fund. CSAM Ltd. Australia's sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Funds.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB"), serve as each Fund's co-administrators.

   For co-administrative services, CSAMSI currently receives a fee for Common Class shares of Global Technology calculated at an annual rate of .05% of the first $125 million in average daily net assets and .10% of the average daily net assets over $125 million. For Class A shares, CSAMSI receives a fee calculated at an annual rate of .10% of the average daily net assets of the class. For Global Health Sciences, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets of Common Class shares and Class A shares.

   For the six months ended February 28, 2003, co-administrative services fees earned by CSAMSI were as follows:

          FUND                                     CO-ADMINISTRATOR FEE
          ----                                     --------------------
          Global Technology                           $     16,632
          Global Health Sciences                            20,893

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio.

          AVERAGE DAILY NET ASSETS                      ANNUAL RATE
          ------------------------                      -----------
          First $5 billion                   .050% of average daily net assets
          Next $5 billion                    .035% of average daily net assets
          Over $10 billion                   .020% of average daily net assets

   For the six months ended February 28, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were as follows:


          FUND                                     CO-ADMINISTRATOR FEE
          ----                                     --------------------
          Global Technology                           $     21,807
          Global Health Sciences                            13,527

   In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 and under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of .25% of the average daily net assets of the Common Class shares of each Fund. For Class A shares, the fee is calculated at an annual rate of ..25% of the average daily net assets of the Class A shares. For the six months ended February 28, 2003, distribution fees earned by CSAMSI were as follows:

          FUND                                        DISTRIBUTION FEE
          ----                                        ----------------
          Global Technology
           Common Class                                 $     81,855
           Class A                                             1,306
                                                        ------------
                                                              83,161

          Global Health Sciences
           Common Class                                 $     52,138
           Class A                                                96
                                                        ------------
                                                              52,234

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation from CSAM. CSAM is then reimbursed by the Funds. For the six months ended February 28, 2003, the Funds reimbursed CSAM the following amounts, which is included in the Funds' transfer agent expense as follows:

          FUND                                            AMOUNT
          ----                                          -----------
          Global Technology                              $   74,961
          Global Health Sciences                             38,203

   For the six months ended February 28, 2003 CSAMSI and its affiliates advised the Funds that they retained the following amounts from commissions earned on the sale of the Funds' shares:

          FUND                                            AMOUNT
          ----                                          -----------
          Global Technology                              $      211
          Global Health Sciences                              4,093

   For the six months ended February 28, 2003, the Global Health Sciences Fund paid $14,074 in brokerage commissions from portfolio transactions with CSFB.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the six months ended February 28, 2003, Merrill was paid for its services to the Funds as follows:

          FUND                                            AMOUNT
          ----                                          -----------
          Global Technology                              $    6,801
          Global Health Sciences                              6,577

NOTE 3. LINE OF CREDIT

   The Funds, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the

Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At February 28, 2003 and during the six months ended February 28, 2003, the Funds had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended February 28, 2003, purchases and sales of investment securities (excluding short-term investments) were as follows:

          FUND                                    PURCHASES            SALES
          ----                                  -------------       ------------
          Global Technology                     $  13,754,547       $ 19,082,637
          Global Health Sciences                    4,527,025          8,566,846

   At February 28, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:

                                                       UNREALIZED      UNREALIZED     NET UNREALIZED
          FUND                     IDENTIFIED COST    APPRECIATION    DEPRECIATION     DEPRECIATION
          ----                     ---------------   -------------   -------------   ---------------
          Global Technology        $    88,098,048   $   2,433,337   $ (25,924,083)  $   (23,490,746)
          Global Heath Sciences         44,707,399       6,773,418     (12,008,778)       (5,235.360)

NOTE 5. CAPITAL SHARE TRANSACTIONS

   Each Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each Fund were as follows:

                                                   GLOBAL TECHNOLOGY FUND
                                -----------------------------------------------------------
                                                       COMMON CLASS
                                -----------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                FEBRUARY 28, 2003 (UNAUDITED)        AUGUST 31, 2002
                                -----------------------------------------------------------
                                  SHARES           VALUE          SHARES          VALUE
                                ----------   ----------------   -----------   -------------
Shares sold                        207,725   $      3,843,619     1,483,408   $  40,699,743
Shares exchanged due to merger          --                 --       221,743       5,507,646
Shares redeemed                   (588,110)       (10,750,213)   (3,010,011)    (74,973,602)
                                ----------   ----------------   -----------   -------------
Net decrease                      (380,385)  $     (6,906,594)   (1,304,860)  $ (28,766,213)
                                ==========   ================   ===========   =============

                                                   GLOBAL TECHNOLOGY FUND
                                -----------------------------------------------------------
                                                           CLASS A
                                -----------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                FEBRUARY 28, 2003 (UNAUDITED)        AUGUST 31, 2002(1)
                                -----------------------------------------------------------
                                  SHARES           VALUE          SHARES          VALUE
                                ----------   ----------------   -----------   -------------
Shares sold                          4,018   $         73,001           675   $   3,114,198
Shares exchanged due to merger          --                 --        71,763       1,780,771
Shares redeemed                    (16,974)          (311,975)       (9,810)       (210,343)
                                ----------   ----------------   -----------   -------------
Net increase (decrease)            (12,956)  $       (238,974)       62,628   $   4,684,626
                                ==========   ================   ===========   =============

                                                GLOBAL HEALTH SCIENCES FUND
                                -----------------------------------------------------------
                                                       COMMON CLASS
                                -----------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                FEBRUARY 28, 2003 (UNAUDITED)        AUGUST 31, 2002
                                -----------------------------------------------------------
                                  SHARES           VALUE          SHARES          VALUE
                                ----------   ----------------   -----------   -------------
Shares sold                         62,309   $        856,110     1,097,841   $  20,153,575
Shares redeemed                   (413,543)        (5,600,471)   (3,195,361)    (56,446,309)
                                ----------   ----------------   -----------   -------------
Net decrease                      (351,234)  $     (4,744,361)   (2,097,520)  $ (36,392,734)
                                ==========   ================   ===========   =============

                                                GLOBAL HEALTH SCIENCES FUND
                                -----------------------------------------------------------
                                                           CLASS A
                                -----------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                FEBRUARY 28, 2003 (UNAUDITED)        AUGUST 31, 2002(1)
                                -----------------------------------------------------------
                                  SHARES           VALUE          SHARES          VALUE
                                ----------   ----------------   -----------   -------------
Shares sold                          5,848   $         78,642         2,260   $      36,149
Shares redeemed                     (1,126)           (15,478)           --              --
                                ----------   ----------------   -----------   -------------
Net increase                         4,722   $         63,164         2,260   $      36,149
                                ==========   ================   ===========   =============

----------
  (1) For the period November 30, 2001 (inception date) through August 31, 2002.

   On February 28, 2003, the number of shareholders that held 5% or more of the outstanding shares of each class of the Funds were as follows:

                                      NUMBER OF         APPROXIMATE PERCENTAGE
                                     SHAREHOLDERS       OF OUTSTANDING SHARES
                                     ------------       -----------------------
          Global Technology
            Common Class                  2                      50%
            Class A                       1                       5%
          Global Health Sciences
            Common Class                  2                      49%
            Class A                       6                      64%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 6. PROPOSED REORGANIZATION

   On December 12, 2002 and February 13, 2003, respectively, the Board of Directors of Global Health Sciences and Global Technology, respectively, approved, subject to shareholder approval, a proposed reorganization (the "Reorganization"). If the Reorganization is completed, each shareholder of the Funds would become a shareholder of the Credit Suisse Global Post-Venture Capital Fund (the "Acquiring Fund") and would receive on a tax-free basis shares of the Acquiring Fund with the same aggregate net asset value as their shares of their respective Funds. If the shareholders of one Fund approve the Reorganization it will be effected for that Fund, even if the shareholders of the other Fund do not do so. Proxy materials describing the proposed Reorganization will be mailed to shareholders of the Funds in anticipation of a special meeting of shareholders to be held at a later date.

CREDIT SUISSE FUNDS
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of each Fund was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on October 9, 2002. The following matter was voted upon by the shareholders of each Fund and the results are presented below. Shares delivered not voted are included on the total for each proposal.

   To approve a Sub-Investment Advisory Agreement among each Fund, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia"):

                                          GLOBAL TECHNOLOGY
                         -----------------------------------------------
                                       % OF TOTAL SHARES    % OF TOTAL
                            SHARES        OUTSTANDING       SHARES VOTED
                         -----------   -----------------   -------------
          For              3,106,344           80.74%           97.64%
          Against             38,001            0.99%            1.19%
          Abstain             36,924            0.96%            1.16%

                                        GLOBAL HEATH SCIENCES
                         -----------------------------------------------
                                       % OF TOTAL SHARES    % OF TOTAL
                            SHARES        OUTSTANDING      SHARES VOTED
                         -----------   -----------------   -------------
          For              2,357,017           71.37%           96.46%
          Against             50,760            1.54%            2.08%
          Abstain             35,846            1.09%            1.47%

CREDIT SUISSE FUNDS
PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MARCH 29, 2002.

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[CREDIT SUISSE ASSET MANAGEMENT LOGO]

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CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPGBL-3-0203